Landfill Assets (Capitalized Interest) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Landfill Assets Disclosure [Abstract]
Capitalized Interest, Landfill Assets	$ 1,518	$ 1,471